Accrued Liabilities, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities
Interest on long-term debt	$ 1,627	$ 1,270
Vessels' operating and voyage expenses	1,784	1,687
Commissions	76	109
Interest on derivatives and other finance expenses	398	1,098
General and administrative expenses	99	303
Total	$ 3,984	$ 4,467